SCHEDULE OF LEASE TERM AND DISCOUNT RATE (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating lease expense as a component of general and administrative expenses	$ 140,016	$ 604,347	$ 790,715
Depreciation of leased assets as a component of depreciation	1,041	1,735	6,218
Interest on lease liabilities as a component of interest expense	$ 692	$ 1,068	$ 370